ACCOUNTING POLICIES (Details 1) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Operating Income [Abstract]
(Losses) gains on disposition of property, plant and equipment		$ (0.6)	$ 0.2	$ (1.1)
Gains on Disposition of Former Manufacturing Facilities		0.0	0.0	1.5
Gain in Other Operating Income due to Insurance Recoveries		46.0	0.0	0.0
Gain on resolution of a contract matter		0.0	1.0	0.0
Misc Other Operating Income		0.3	0.3	0.3
Other operating income	$ 10.9	$ 45.7	$ 1.5	$ 0.7